Capital Management	12 Months Ended
Dec. 31, 2023
Disclosure of financial assets [abstract]
Capital management	Capital management
The primary objective of managing the Group’s capital is to ensure that there is sufficient capital available to support the funding requirements of the Group, including capital expenditure, in a way that:
•optimises the cost of capital
•maximises shareholders’ returns, and
•ensures that the Group remains in a sound financial position.
There were no changes to the Group’s overall capital management approach during the current year. The Group manages and makes adjustments to the capital structure as and when borrowings mature or as and when funding is required. This may take the form of raising equity, market or bank debt or hybrids thereof. Opportunities in the market are also monitored closely to ensure that the most efficient funding solutions are implemented.
The Group monitors capital using the ratio of net debt to adjusted EBITDA. The definition of adjusted EBITDA and net debt is defined in the Group's facilities agreements. Adjusted EBITDA is defined as profit or loss for the year adjusted for interest, taxation, amortisation and depreciation and certain other costs. Net debt is defined as total borrowing plus lease liabilities less cash and cash equivalents. The bank covenants on external borrowings require a net debt to adjusted EBITDA ratio of 3.5 or below and EBITDA to net finance charges ratio of 4 or above and the ratios are measured based on amounts in United States Dollar. At the date of this report, the Group was not in default under the terms of any of its outstanding credit facilities.

		United States Dollar
Figures in millions unless otherwise stated	Notes	2023	2022

Total borrowings	27	1,236.5	1,079.3
Add: Lease liability	36	436.4	394.2
Less: Cash and cash equivalents	24	648.7	769.4
Net debt		1,024.2	704.1
Adjusted EBITDA		2,428.3	2,440.1
Net debt to adjusted EBITDA ratio		0.42	0.29
Adjusted EBITDA to net finance charges ratio		23.6	25.1
Reconciliation of profit for the year to adjusted EBITDA:
Profit for the year from continuing operations		745.2	708.7
Mining and income taxation		465.1	442.1
Royalties		116.4	110.4
Finance expense		62.9	72.5
Investment income		(24.9)	(13.3)
Gain on financial instruments		—	(24.0)
Foreign exchange loss/(gain)		5.6	(6.7)
Amortisation and depreciation	2	795.3	844.3
Share-based payments		9.1	6.9
Long-term incentive plan		55.8	29.0
Restructuring costs	8	7.8	11.3
Silicosis settlement costs		(4.1)	(2.2)
Impairment of investments and assets		156.4	505.0
Profit on disposal of assets		(32.4)	(10.4)
Share of results of equity accounted investees, net of taxation		32.6	2.9
Yamana break fee	8	—	(300.0)
Yamana transaction costs	8	—	33.0
Rehabilitation expense/(income)	8	4.0	(8.9)
Realised gain on derivative contracts	41	—	22.2
Ghana expected credit loss	13.1	33.2	17.5
Other		0.3	(0.2)
Adjusted EBITDA		2,428.3	2,440.1